Shareholders' Equity - Shares Repurchased (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Stockholders Equity Note [Line Items]
Dollar Amount Paid for Shares Repurchased	$ 0	$ 12	$ 603
Repurchase Agreements | Carnival Corp
Stockholders Equity Note [Line Items]
Number of Shares Repurchased (in shares)		0.0	0.6
Dollar Amount Paid for Shares Repurchased		$ 0	$ 26
Repurchase Agreements | Carnival PLC
Stockholders Equity Note [Line Items]
Number of Shares Repurchased (in shares)		0.2	12.2
Dollar Amount Paid for Shares Repurchased		$ 10	$ 569